CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Millions	Total	Equity attributable to equity holders	Common shares	Contributed surplus	Accumulated deficit	Accumulated other comprehensive income (loss)	Marketable securities fair value reserve	Cash flow hedge fair value reserve	Currency translation adjustment	Non-controlling interests
Equity, beginning balance at Dec. 31, 2020			$ 2,710.8	$ 60.6	$ (307.9)		$ (32.2)	$ 29.4	$ (2.5)	$ 87.3
Issuance of common shares for share-based compensation			8.3	(8.3)
Share-based compensation				6.9
Other				(0.1)	0.1
Net earnings (loss)	$ (255.1)				(254.4)					(0.7)
Transaction with equity holders					0.0					0.0
Change for the year	45.7						(3.8)	47.0	(0.7)
Sale of investment									3.2
Net change in fair value and time value of cash flow hedges recognized in property, plant and equipment								(16.6)
Dividends to non-controlling interests										(9.3)
Equity, ending balance at Dec. 31, 2021	2,317.1	$ 2,239.8	2,719.1	59.1	(562.2)	$ 23.8	(36.0)	59.8	0.0	77.3
Issuance of common shares for share-based compensation			7.2	(7.2)
Share-based compensation				5.7
Other				0.6	0.4
Net earnings (loss)	(52.8)				(70.1)					17.3
Transaction with equity holders					(0.5)					(0.2)
Change for the year	(35.3)						(7.2)	(28.1)	0.0
Sale of investment									0.0
Net change in fair value and time value of cash flow hedges recognized in property, plant and equipment								(9.8)
Dividends to non-controlling interests										(18.4)
Equity, ending balance at Dec. 31, 2022	$ 2,206.8	$ 2,130.8	$ 2,726.3	$ 58.2	$ (632.4)	$ (21.3)	$ (43.2)	$ 21.9	$ 0.0	$ 76.0